Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2016
Accumulated other comprehensive income
Schedule of changes in accumulated other comprehensive income by component

	Year Ended March 31,
	2016	2015	2014
Derivatives
Accumulated other comprehensive income balance, beginning of period	$—	$—	$—
Gains/(losses) on derivative instruments, net of tax effect of $197	(1,412)	—	—

Accumulated other comprehensive income balance, end of period	$(1,412)	$—	$—

Pension plan
Accumulated other comprehensive income balance, beginning of period	$(378)	$—	$—
Unrealized gains, net of tax effects of $40 and $28	(205)	(378)	—

Accumulated other comprehensive income balance, end of period	$(583)	$(378)	$—

Translation Adjustments and Other
Accumulated other comprehensive income (loss) balance, beginning of period	$(1,322)	$(1,275)	$(2,393)
Translation adjustments with no tax effects	(664)	(47)	1,118
Accumulated other comprehensive income (loss) balance, end of period	$(1,986)	$(1,322)	$(1,275)

Total accumulated other comprehensive loss, end of period	(3,981)	(1,700)	(1,275)